Fair value disclosure of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair value disclosure of financial assets and liabilities
Balances of assets and liabilities measured at fair value on a recurring basis

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	—
Unrealized losses on derivatives	(81)	(81)	—	(81)
Debentures	(1,336)	(1,336)	—	(1,336)

	December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	12	12	12	—
Unrealized losses on derivatives	257	257	1	256
Debentures	(1,284)	(1,284)	—	(1,284)

Estimated fair value measurement

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (*)	(22,700)	(24,312)	(18,181)	(6,131)
Perpetual Notes (**)	(80)	(80)	—	(80)

	December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	1,793	1,793	—	1,793
Long-term debt (less interests) (*)	(24,071)	(25,264)	(19,730)	(5,534)

(*) Less accrued charges of US$333 and US$343 as of December 31, 2011 and December 31, 2010, respectively.

(**) Classified on “LT Loans and related parties”.